Short-term Investments	6 Months Ended
Dec. 31, 2025
Short-term Investments
Short-term Investments

7.	Short-term Investments

The Company’s short-term investments consist of the following:

Entity	Balance at June 30, 2025	Additions	Dispositions	Realized gain (loss) on sale of investments	Unrealized gain (loss) on change of fair value of investments	FX Movement	Balance at December 31, 2025
	$	$	$	$	$	$	$
Top End Energy Limited (Shares)	78,554	—	(36,817)	(3,076)	(8,603)	1,486	31,544
Mont Royal Resources Limited (Shares)	—	1,197,644	(426,106)	90,772	269,854	8,375	1,140,539
Desert Minerals Ltd. (Shares)	—	910,000	—	—	91,470	4,700	1,006,170
US1 Critical Minerals Ltd. (Shares)	—	914,700	—	—	274,410	—	1,189,110
Pinnacle Minerals Ltd. (Shares)	—	122,065	—	—	(87,080)	(146)	34,839
Resolution Minerals Ltd. (Shares)	1,582,184	29,323	(2,262,268)	619,474	—	31,287	—
Resolution Minerals Ltd. (Options)	—	—	(154,170)	154,170	—	—	—
	1,660,738	3,173,732	(2,879,361)	861,340	540,051	45,702	3,402,202